Condensed Balance Sheets (Parenthetical)	Mar. 11, 2021 $ / shares shares
Temporary equity, redemption price per share | $ / shares	$ 10.00
Preferred stock par value | $ / shares	$ 0.0001
Preferred stock, shares authorized	1,000,000
Preferred stock, shares issued	0
Preferred stock, shares outstanding	0
Common stock, shares authorized	200,000,000
Common Class A [Member]
Temporary equity, shares subject to possible redemption, par value | $ / shares	$ 0.0001
Temporary Equity, Shares Issued	32,000,000
Temporary equity, shares subject to possible redemption	32,000,000
Common stock, shares authorized	200,000,000
Common stock, shares, issued	33,040,000
Common stock, shares outstanding	33,040,000
Common Class A [Member] | Not Subject To Redemption [Member]
Common stock, par value | $ / shares	$ 0.0001
Common stock, shares authorized	200,000,000
Common stock, shares, issued	1,040,000
Common stock, shares outstanding	1,040,000
Common Class B [Member]
Common stock, par value | $ / shares	$ 0.0001
Common stock, shares authorized	20,000,000
Common stock, shares, issued	8,000,000
Common stock, shares outstanding	8,000,000